Ownership, Nature of Business - The 2018 Restructuring (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 12, 2018	Dec. 31, 2018	Dec. 13, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Restricted cash		$ 4,175
10.75% Senior Secured Notes due 2019 | Senior secured notes payable
2018 Restructuring
Percent of Holders or Managers, Consent to Restructuring Support Agreement		50.00%
12.75% Senior Secured Notes due 2020 | Senior secured notes payable
2018 Restructuring
Percent of Holders or Managers, Consent to Restructuring Support Agreement		100.00%
9.00% Secured Notes due September 2020 | Senior secured notes payable
2018 Restructuring
Percent of Holders or Managers, Consent to Restructuring Support Agreement	9.00%
10.750% senior PIK notes due 2023 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)		10.75%
Debt amount		$ 276,900
Note, Secured, due April 2019
2018 Restructuring
Subsidiary Note Payable, Including Deferred Issuance Costs		$ 70,000
Common units A | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		850,000
Common units B
2018 Restructuring
Received Common Units, Percent of Outstanding Common Units		15.00%
Common units B | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		150,000
Common Class C | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		52,631.6
Predecessor
Financial assets:
Restricted cash				$ 4,585	$ 3,015	$ 3,460
Predecessor | 10.75% Senior Secured Notes due 2019 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)	10.75%			10.75%
Predecessor | 12.75% Senior Secured Notes due 2020
2018 Restructuring
Interest rate (as a percent)		12.75%
Predecessor | 12.75% Senior Secured Notes due 2020 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)	12.75%			12.75%
Predecessor | Note, Secured, due April 2019
2018 Restructuring
Subsidiary Note Payable, Including Deferred Issuance Costs			$ 63,500